FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 3:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820 and ASC No. 825, the Company measures its investment, which is comprised from investments in Ordinary shares and warrants (see also Note 4) at fair value.

The Company's financial assets measured at fair value on a recurring basis consisted of the following types of instruments:

	As of December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Investment in BioCancell - investment in Ordinary shares	$397	$-	$-	$397

Total financials assets	$397	$-	$-	$397

	As of December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Investment in BioCancell - investment in Ordinary shares	$218	$-	$-	$218
Investment in BioCancell - investment in warrants	-	-	25	25

Total financials assets	$218	$-	$25	$243